Variable Interest Entity (VIE) (Summary of Bareboat Charter Rates per Day) (Details) - West Linus	Dec. 31, 2015 USD ($)
Sale Leaseback Transaction [Line Items]
Base LIBOR interest rate	1.00%
2016	$ 222,000
2017	222,000
2018	222,000
2019	172,600
2020	$ 140,000